CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Equity Instruments to be Issued [Member]	Accumulated Deficit [Member]	Total
Balance, amount at Dec. 07, 2015
Balance, shares at Dec. 07, 2015
Issuance of common stock to founder, amount	$ 500				500
Issuance of common stock to founder, shares	500,000
Net loss				(915)	(915)
Balance, amount at Dec. 31, 2015	$ 500			(915)	(415)
Balance, shares at Dec. 31, 2015	500,000
Common stock issued for services, amount	$ 423	171,329			171,752
Common stock issued for services, shares	423,500
Common stock issued for acquisition, amount	$ 16,660	4,811,186			4,827,846
Common stock issued for acquisition, shares	16,659,943
Common stock to be issued for patent license, amount			3,050,000		3,050,000
Common stock issued for conversion of notes payable and accrued interest, amount	$ 1,288	1,389,335			1,390,623
Common stock issued for conversion of notes payable and accrued interest, shares	1,287,564
Common stock issued in private placement for cash, amount	$ 2,841	2,675,283			$ 2,678,124
Common stock issued in private placement for cash, shares	2,840,946				2,840,946
Common stock to be issued in private placement for cash, amount			20,000		$ 20,000
Options expense		82,284			82,284
Warrants issued for conversion of notes payable and accrued interest		162,823			162,823
Warrants issued in private placement for cash		99,767			99,767
Net loss				(1,591,423)	(1,591,423)
Balance, amount at Dec. 31, 2016	$ 21,712	$ 9,392,007	$ 3,070,000	$ (1,592,338)	$ 10,891,381
Balance, shares at Dec. 31, 2016	21,711,953